OAKTREE DIVERSIFIED INCOME FUND INC
Consolidated Schedule of Investments
March 31, 2022 (Unaudited)
Description	Country	Spread Above Index	Rate	Maturity Date	Principal Amount (000s)	Value (a)
SENIOR LOANS - 30.4% (b) (v)
Aerospace & Defense - 1.7%
AI Convoy Luxembourg Sarl First Lien Tranche B Term Loan	Luxembourg	6M EURIBOR + 3.50%	3.50%	01/18/27	EUR 240	$ 261,810
Cobham Ultra US Co-Borrower LLC First Lien Tranche B Term Loan	United States	1M US LIBOR + 3.75%	4.25%	11/16/28	1,000	990,835
Vertex Aerospace Services Corp. First Lien Tranche B Term Loan	United States	1M US LIBOR + 4.00%	4.75%	11/30/28	750	748,598
WP CPP Holdings LLC First Lien Tranche B Term Loan	United States	3M US LIBOR + 3.75%	4.75%	04/30/25	498	472,661
Total Aerospace & Defense						2,473,904
Beverages - 0.5%
Triton Water Holdings, Inc. First Lien Tranche B Term Loan	United States	3M US LIBOR + 3.50%	4.51%	03/31/28	746	729,316
Chemicals - 0.8%
INEOS Enterprises Holdings II Ltd. First Lien Tranche B Term Loan	United Kingdom	3M EURIBOR + 3.25%	3.25%	08/28/26	EUR 250	273,249
INEOS Finance PLC First Lien Tranche B Term Loan	Luxembourg	3M EURIBOR + 2.00%	2.50%	04/01/24	EUR 250	274,681
INEOS Quattro First Lien Tranche B Term Loan	United Kingdom	1M EURIBOR + 2.75%	2.75%	01/29/26	EUR 250	268,769
Timber Servicios Empresariales SA First Lien Tranche B Term Loan	Spain	6M EURIBOR + 4.75%	4.25%	02/19/29	EUR 300	322,855
Total Chemicals						1,139,554
Commercial Services & Supplies - 3.2%
Access CIG LLC First Lien Term Loan	United States	1M US LIBOR + 3.75%	3.96%	02/27/25	995	981,466
Allied Universal Holdco LLC First Lien Tranche B Term Loan	United States	1M US LIBOR + 3.75%	4.25%	05/12/28	995	981,050
Broom Holdings Bidco Ltd. First Lien Tranche B Term Loan	Ireland	6M EURIBOR + 3.75%	3.75%	08/24/28	EUR 250	274,274
Filtration Group Corp. First Lien Tranche B Term Loan	United States	3M EURIBOR + 3.50%	3.50%	03/31/25	EUR 249	271,798
Freshworld Holding IV GmbH First Lien Tranche B Term Loan	Germany	6M EURIBOR + 3.75%	3.75%	10/02/26	EUR 250	274,382
Garda World Security Corp. First Lien Tranche B Term Loan	Canada	1M US LIBOR + 4.25%	4.71%	10/30/26	1,000	990,360
PECF USS Intermediate Holding III Corp. First Lien Tranche B Term Loan	United States	3M US LIBOR + 4.25%	4.76%	11/30/28	998	989,934
Total Commercial Services & Supplies						4,763,264
Construction & Engineering - 1.4%
ADB Companies LLC First Lien Term Loan (f)	United States	3M US LIBOR + 6.25%	7.25%	12/18/25	1,324	1,311,074
Tiger Acquisition LLC First Lien Tranche B Term Loan	United States	3M US LIBOR + 3.25%	3.75%	06/01/28	750	721,875
Total Construction & Engineering						2,032,949
Construction Materials - 0.3%
Hunter Douglas, Inc. First Lien Tranche B Term Loan	Netherlands	3M SOFR + 3.50%	4.00%	02/09/29	500	490,783
Consumer Finance - 0.3%
American Auto Auction Group LLC Second Lien Term Loan	United States	3M SOFR + 8.75%	9.65%	12/30/28	483	475,755
Containers & Packaging - 0.9%
Clydesdale Acquisition Holdings, Inc. First Lien Term Loan	United States	1M SOFR + 4.25%	5.05%	04/13/29	350	344,750
Proampac PG Borrower LLC First Lien Tranche B Term Loan	United States	3M US LIBOR + 3.75%	4.50%	11/03/25	995	975,349
Total Containers & Packaging						1,320,099
Diversified Consumer Services - 1.6%
AI Aqua Merger Sub, Inc. First Lien Tranche B Term Loan	United States	1M SOFR + 4.00%	4.50%	07/31/28	407	403,716
AI Aqua Merger Sub, Inc. First Lien Delay Draw Term Loan	United States	1M SOFR + 4.00%	4.50%	07/31/28	93	91,754
Obol France 3 SAS First Lien Tranche B Term Loan	France	3M EURIBOR + 4.75%	4.75%	12/09/25	EUR 250	262,365
PetVet Care Centers LLC First Lien Tranche B3 Term Loan	United States	1M US LIBOR + 3.50%	4.25%	02/14/25	497	495,740
PetVet Care Centers LLC Second Lien Term Loan	United States	1M US LIBOR + 6.25%	6.46%	01/30/26	500	498,440
Springer Nature Deutschland GmbH First Lien Tranche B17 Term Loan	Germany	1M EURIBOR + 2.75%	3.25%	08/14/26	EUR 250	273,431
Verisure Holding AB First Lien Tranche B Term Loan	Sweden	6M EURIBOR + 3.25%	3.25%	03/27/28	EUR 250	270,734
Total Diversified Consumer Services						2,296,180
Diversified Financial Services - 0.9%
Apex Group Treasury Ltd. First Lien Tranche B Term Loan	Bermuda	3M EURIBOR + 4.00%	4.00%	07/27/28	EUR 250	275,131
Apex Group Treasury LLC First Lien Tranche B Term Loan	United States	1M LIBOR + 3.75%	4.25%	07/27/28	750	744,848
Nexus Buyer LLC Second Lien Term Loan	United States	1M US LIBOR + 6.25%	6.75%	11/01/29	376	373,180
Total Diversified Financial Services						1,393,159
Diversified Telecommunication Services - 0.5%
Altice France SA First Lien Tranche B Term Loan	France	3M EURIBOR + 3.00%	3.00%	01/06/26	EUR 239	259,035
Intelsat Jackson Holdings SA First Lien Tranche EXIT Term Loan	Luxembourg	6M SOFR + 4.25%	4.75%	12/08/28	499	491,463
Total Diversified Telecommunication Services						750,498
Electronic Equipment, Instruments & Components - 0.7%
LTI Holdings, Inc. First Lien Tranche B Term Loan	United States	1M US LIBOR + 3.50%	3.96%	09/06/25	995	974,118
Energy Equipment & Services - 0.5%
Artera Services LLC First Lien Term Loan	United States	3M US LIBOR + 3.50%	4.51%	03/06/25	746	701,653
Food & Staples Retailing - 0.2%
Bellis Acquisition Company PLC First Lien Tranche B Term Loan	United Kingdom	3M EURIBOR + 3.50%	2.75%	02/16/26	EUR 250	273,139
Food Products - 0.7%
Shearer's Foods LLC First Lien Tranche B Term Loan	United States	1M US LIBOR + 3.50%	4.25%	09/23/27	995	968,287
Health Care Equipment & Supplies - 0.2%
Auris Luxembourg III Sarl First Lien Tranche B1 Term Loan	Denmark	6M EURIBOR + 4.00%	4.00%	07/24/25	EUR 250	275,701
Health Care Providers & Services - 1.5%
Baart Programs, Inc. First Lien Delay Draw Term Loan	United States	1M US LIBOR + 5.00%	6.00%	06/11/27	722	372,698
Baart Programs, Inc. Second Lien Delay Draw Term Loan	United States	3M US LIBOR + 8.50%	9.50%	06/11/28	1,246	398,139
HomeVi SASU First Lien Tranche B Term Loan	France	3M EURIBOR + 4.00%	4.00%	10/31/26	EUR 250	272,157
Nidda Healthcare Holding GmbH First Lien Tranche F Term Loan	Germany	3M EURIBOR + 3.50%	3.50%	08/21/26	EUR 250	265,443
US Renal Care, Inc. First Lien Tranche B Term Loan	United States	3M US LIBOR + 5.00%	6.00%	06/26/26	997	920,147
Total Health Care Providers & Services						2,228,584
Health Care Technology - 2.2%
Azalea Topco, Inc. First Lien Term Loan	United States	3M SOFR + 3.75%	4.50%	07/24/26	500	495,938
MedAssets Software Intermediate Holdings, Inc. Second Lien Term Loan	United States	6M US LIBOR + 6.75%	7.25%	11/19/29	2,082	2,057,016
Polaris Newco LLC First Lien Tranche B Term Loan	United States	1M US LIBOR + 4.00%	4.50%	06/02/28	399	396,653
Solera LLC First Lien Tranche B Term Loan	United States	3W EURIBOR + 4.00%	4.00%	06/02/28	EUR 249	274,302
Total Health Care Technology						3,223,909
Hotels, Restaurants & Leisure - 1.4%
Alterra Mountain Co First Lien Tranche B Term Loan	United States	1M US LIBOR + 3.50%	4.00%	08/17/28	937	931,288
Flynn Restaurant Group LP First Lien Tranche B Term Loan	United States	1M US LIBOR + 4.25%	4.75%	11/22/28	998	987,111
Hurtigruten Group AS First Lien Tranche B Term Loan	Norway	6M EURIBOR + 4.00%	4.00%	02/07/25	EUR 200	199,987
Total Hotels, Restaurants & Leisure						2,118,386
Insurance - 0.7%
HUB International Ltd. First Lien Tranche B3 Term Loan	United States	3M US LIBOR + 3.25%	4.00%	04/25/25	995	989,987
Leisure Products - 0.3%
Gibson Brands, Inc. First Lien Term Loan	United States	3M US LIBOR + 5.00%	5.75%	08/11/28	399	392,516
Machinery - 0.4%
Delachaux Group SA First Lien Tranche B1 Term Loan	France	3M EURIBOR + 3.75%	3.75%	04/16/26	EUR 241	266,211
Restaurant Technologies, Inc. First Lien Tranche B Term Loan	United States	3M SOFR + 4.25%	4.25%	03/17/29	350	347,813
Total Machinery						614,024
Media - 0.6%
Directv Financing LLC First Lien Term Loan	United States	1M US LIBOR + 5.00%	5.75%	08/02/27	955	955,186
Metals & Mining - 1.1%
PMHC II, Inc. First Lien Term Loan	United States	3M SOFR + 4.25%	4.75%	03/30/29	750	717,499
SCIH Salt Holdings, Inc. First Lien Tranche B Term Loan	United States	6M US LIBOR + 4.00%	4.75%	03/16/27	994	979,540
Total Metals & Mining						1,697,039
Multiline Retail - 0.2%
Amer Sports Holding Oy First Lien Tranche B Term Loan	Finland	6M EURIBOR + 4.50%	4.50%	03/30/26	EUR 250	276,780
Oil, Gas & Consumable Fuels - 0.7%
Parkway Generation LLC First Lien Tranche B Term Loan	United States	1M US LIBOR + 4.75%	5.50%	11/06/28	877	860,746
Parkway Generation LLC First Lien Tranche C Term Loan	United States	1M US LIBOR + 4.75%	5.50%	11/06/28	123	120,504
Total Oil, Gas & Consumable Fuels						981,250
Personal Products - 0.2%
Olaplex, Inc. First Lien Tranche B Term Loan	United States	1M SOFR + 3.75%	4.80%	02/07/28	250	249,688
Pharmaceuticals - 0.4%
Antigua Bidco Ltd. First Lien Tranche B Term Loan	United Kingdom	3M EURIBOR + 4.00%	4.00%	08/07/26	EUR 250	273,511
Cheplapharm Arzneimittel GmbH First Lien Tranche B Term Loan	Germany	6M EURIBOR + 4.00%	4.00%	02/09/29	EUR 250	275,082
Total Pharmaceuticals						548,593
Software - 5.4%
BYJU's Alpha, Inc. First Lien Tranche B Term Loan	India	3M US LIBOR + 5.50%	6.25%	11/05/26	449	445,089
ION Corporate Solutions Finance Sarl First Lien Tranche B Term Loan	Luxembourg	3M EURIBOR + 3.75%	3.75%	03/13/28	EUR 250	274,750
Ivanti Software, Inc. First Lien Tranche B Term Loan	United States	3M US LIBOR + 4.00%	4.25%	12/01/27	2,000	1,976,250
LogMeIn, Inc. First Lien Tranche B Term Loan	United States	1M US LIBOR + 4.75%	5.21%	08/31/27	1,767	1,739,597
McAfee Corp. First Lien Tranche B Term Loan	United States	1M SOFR + 4.00%	4.50%	02/02/29	500	497,188
Mitchell International, Inc. First Lien Tranche B Term Loan	United States	3M US LIBOR + 3.75%	4.25%	10/02/28	1,000	985,400
McAfee Corp. First Lien Tranche B Term Loan	United States	1M EURIBOR + 4.25%	4.25%	02/02/29	EUR 250	275,814
Sitel Group SA First Lien Tranche B Term Loan	United States	3M EURIBOR + 3.75%	3.75%	08/28/28	EUR 250	275,502
Skopima Consilio Parent LLC First Lien Term Loan	United States	1M US LIBOR + 4.00%	4.50%	05/31/28	995	985,204
UKG, Inc., Second Lien Term Loan	United States	1M US LIBOR + 5.25%	5.75%	05/03/27	500	497,735
Total Software						7,952,529
Technology Hardware, Storage & Peripherals - 0.9%
Castle US Holding Corp. First Lien Tranche B Term Loan	United States	3M EURIBOR + 3.75%	3.75%	01/29/27	EUR 249	270,733
Castle US Holding Corp. First Lien Tranche B Term Loan	United States	1M US LIBOR + 4.00%	4.75%	01/29/27	998	990,419
Total Technology Hardware, Storage & Peripherals						1,261,152
Total SENIOR LOANS (Cost $45,136,877)						44,547,982
CORPORATE BONDS - 32.3%
Aerospace & Defense - 0.5%
Bombardier, Inc. (e)	Canada		7.13%	06/15/26	240	235,492
TransDigm, Inc.	United States		5.50%	11/15/27	360	357,748
TransDigm, Inc. (e)	United States		6.25%	03/15/26	95	97,648
Total Aerospace & Defense						690,888
Airlines - 0.4%
Azul Investments LLP	Brazil		7.25%	06/15/26	510	430,557
Hawaiian Brand Intellectual Property Ltd. (e)	United States		5.75%	01/20/26	150	150,284
Total Airlines						580,841
Auto Components - 0.2%
Dana Financing Luxembourg Sarl	United States		3.00%	07/15/29	EUR 100	101,065
Grupo Antolin-Irausa SA	Spain		3.38%	04/30/26	EUR 100	97,139
Renk AG/Frankfurt am Main	Germany		5.75%	07/15/25	EUR 100	111,533
Total Auto Components						309,737
Beverages - 0.1%
Primo Water Holdings, Inc.	Canada		3.88%	10/31/28	EUR 100	103,346
Building Products - 0.1%
Standard Industries, Inc.	United States		2.25%	11/21/26	EUR 100	103,912
Chemicals - 1.3%
Braskem Idesa SAPI	Mexico		6.99%	02/20/32	400	392,512
Ctec II GmbH, Series Reg S (g)	Germany		5.25%	02/15/30	EUR 130	132,846
Diamond BC BV (e)	United States		4.63%	10/01/29	245	220,355
EverArc Escrow Sarl (e)	United States		5.00%	10/30/29	225	206,016
INEOS Finance PLC	Luxembourg		2.88%	05/01/26	EUR 100	105,664
INEOS Quattro Finance 1 PLC	United Kingdom		3.75%	07/15/26	EUR 100	104,312
Nufarm Australia Ltd. (e)	Australia		5.00%	01/27/30	445	439,317
Olympus Water US Holding Corp. (e)	United States		4.25%	10/01/28	280	254,856
Olympus Water US Holding Corp. (e)	United States		6.25%	10/01/29	60	53,215
Total Chemicals						1,909,093
Commercial Services & Supplies - 1.9%
Allied Universal Holdco LLC (e)	United States		4.63%	06/01/28	405	383,225
GFL Environmental, Inc. (e)	Canada		4.75%	06/15/29	265	252,407
Hurricane Finance PLC	United Kingdom		8.00%	10/15/25	GBP 100	133,434
Iron Mountain, Inc. (e)	United States		5.00%	07/15/28	435	424,858
LABL, Inc. (e)	United States		5.88%	11/01/28	445	418,022
Paprec Holding SA	France		3.50%	07/01/28	EUR 100	105,670
Prime Security Services Borrower LLC (e)	United States		6.25%	01/15/28	485	475,407
TMS International Corp. (e)	United States		6.25%	04/15/29	165	157,065
WASH Multifamily Acquisition, Inc. (e)	United States		5.75%	04/15/26	430	431,778
Total Commercial Services & Supplies						2,781,866
Communications Equipment - 0.3%
CommScope Technologies LLC (e)	United States		6.00%	06/15/25	260	246,555
CommScope, Inc. (e)	United States		4.75%	09/01/29	75	69,179
CommScope, Inc. (e)	United States		6.00%	03/01/26	95	96,216
Total Communications Equipment						411,950
Construction & Engineering - 0.5%
Great Lakes Dredge & Dock Corp. (e)	United States		5.25%	06/01/29	340	325,122
Pike Corp. (e)	United States		5.50%	09/01/28	440	415,461
Total Construction & Engineering						740,583
Construction Materials - 0.1%
Cemex SAB de CV (v)	Mexico	5 Year CMT Rate + 4.53%	5.13%	09/08/70	200	196,579
Consumer Finance - 0.1%
FirstCash, Inc. (e)	United States		5.63%	01/01/30	220	211,638
Containers & Packaging - 0.7%
ARD Finance SA (e)	Luxembourg		6.50%	06/30/27	260	238,209
Graham Packaging Company, Inc. (e)	United States		7.13%	08/15/28	285	259,193
Intelligent Packaging Limited Finco, Inc. (e)	Canada		6.00%	09/15/28	EUR 435	429,563
Trivium Packaging Finance BV	Netherlands		3.75%	08/15/26	EUR 100	108,663
Total Containers & Packaging						1,035,628
Diversified Consumer Services - 0.2%
AA Bond Company Ltd.	United Kingdom		6.50%	01/31/26	GBP 100	129,038
Verisure Midholding AB	Sweden		5.25%	02/15/29	EUR 100	102,405
Total Diversified Consumer Services						231,443
Diversified Telecommunication Services - 1.9%
Altice Financing SA	Luxembourg		3.00%	01/15/28	EUR 100	97,771
Altice France SA	France		4.13%	01/15/29	EUR 100	100,631
Consolidated Communications, Inc. (e)	United States		6.50%	10/01/28	380	351,082
eircom Finance DAC	Ireland		3.50%	05/15/26	EUR 100	109,373
Frontier Communications Holdings LLC (e)	United States		5.00%	05/01/28	290	278,755
Frontier Communications Holdings LLC (e)	United States		6.75%	05/01/29	155	149,014
Iliad Holding SASU	France		5.63%	10/15/28	EUR 200	221,295
Iliad Holding SASU (e)	France		6.50%	10/15/26	360	361,444
Lorca Telecom Bondco SA	Spain		4.00%	09/18/27	EUR 100	106,935
Telecom Argentina SA	Argentina		8.00%	07/18/26	1,000	954,000
Ziggo Bond Company BV	Netherlands		3.38%	02/28/30	EUR 100	98,109
Total Diversified Telecommunication Services						2,828,409
Electric Utilities - 0.1%
PG&E Corp.	United States		5.00%	07/01/28	235	227,410
Electrical Equipment - 0.3%
APX Group, Inc. (e)	United States		6.75%	02/15/27	425	435,209
Electronic Equipment, Instruments & Components - 0.1%
Centurion Bidco SpA	Italy		5.88%	09/30/26	EUR 100	107,905
Energy Equipment & Services - 0.2%
Precision Drilling Corp. (e)	Canada		7.13%	01/15/26	245	250,184
Entertainment - 0.1%
Banijay Entertainment SASU	France		3.50%	03/01/25	EUR 100	110,725
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Finance Trust, Inc. (e)	United States		4.50%	09/30/28	395	356,312
Food & Staples Retailing - 0.2%
Performance Food Group, Inc. (e)	United States		5.50%	10/15/27	335	333,799
Food Products - 0.3%
Post Holdings, Inc. (e)	United States		5.63%	01/15/28	430	422,772
Gas Utilities - 0.2%
CQP Holdco LP (e)	United States		5.50%	06/15/31	165	162,319
Suburban Propane Partners LP (e)	United States		5.00%	06/01/31	220	206,547
Total Gas Utilities						368,866
Health Care Equipment & Supplies - 0.2%
Mozart Debt Merger Sub, Inc. (e)	United States		5.25%	10/01/29	395	367,725
Health Care Providers & Services - 2.2%
Acadia Healthcare Company, Inc. (e)	United States		5.00%	04/15/29	245	242,167
Acadia Healthcare Company, Inc. (e)	United States		5.50%	07/01/28	215	216,344
Avantor Funding, Inc.	United States		3.88%	07/15/28	EUR 100	111,314
CAB Selas	France		3.38%	02/01/28	EUR 100	105,493
Chrome Bidco SASU	France		3.50%	05/31/28	EUR 100	106,154
CHS/Community Health Systems, Inc. (e)	United States		5.63%	03/15/27	335	341,603
MEDNAX, Inc. (e)	United States		5.38%	02/15/30	295	285,222
ModivCare Escrow Issuer, Inc. (e)	United States		5.00%	10/01/29	345	322,266
Nidda Healthcare Holding GmbH	Germany		3.50%	09/30/24	EUR 100	106,220
Ortho-Clinical Diagnostics, Inc. (e)	United States		7.25%	02/01/28	350	360,946
Radiology Partners, Inc. (e)	United States		9.25%	02/01/28	800	801,588
Tenet Healthcare Corp. (e)	United States		6.13%	10/01/28	285	289,946
Total Health Care Providers & Services						3,289,263
Health Care Technology - 0.1%
MPH Acquisition Holdings LLC (e)	United States		5.50%	09/01/28	160	153,710
Hotels, Restaurants & Leisure - 1.6%
Bloomin' Brands, Inc. (e)	United States		5.13%	04/15/29	220	207,997
Carnival Corp. (e)	United States		5.75%	03/01/27	490	467,950
Cirsa Finance International Sarl	Spain		4.50%	03/15/27	EUR 100	104,975
Everi Holdings, Inc. (e)	United States		5.00%	07/15/29	345	327,258
Fertitta Entertainment LLC (e)	United States		6.75%	01/15/30	160	147,398
Gamma Bidco SpA	Italy		5.13%	07/15/25	EUR 100	109,520
Grupo Posadas SAB de CV	Mexico		4.00%	12/30/27	20	15,000
Hilton Grand Vacations Borrower Escrow LLC (e)	United States		5.00%	06/01/29	215	205,441
Legends Hospitality Holding Company LLC (e)	United States		5.00%	02/01/26	440	422,963
SeaWorld Parks & Entertainment, Inc. (e)	United States		5.25%	08/15/29	265	253,287
TUI Cruises GmbH	Germany		6.50%	05/15/26	EUR 100	105,094
Total Hotels, Restaurants & Leisure						2,366,883
Household Durables - 0.4%
Shea Homes LP (e)	United States		4.75%	02/15/28	345	325,278
Victoria PLC	United Kingdom		3.63%	08/24/26	EUR 100	106,737
Weekley Homes LLC (e)	United States		4.88%	09/15/28	185	170,838
Total Household Durables						602,853
Household Products - 0.1%
Energizer Gamma Acquisition BV	United States		3.50%	06/30/29	EUR 100	97,770
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (e)	United States		5.13%	03/15/28	350	334,045
Genneia SA	Argentina		8.75%	09/02/27	1,000	942,480
Genneia SA (e)	Argentina		8.75%	09/02/27	40	37,699
Total Independent Power and Renewable Electricity Producers						1,314,224
Insurance - 0.3%
AssuredPartners, Inc. (e)	United States		5.63%	01/15/29	250	230,581
HUB International Ltd. (e)	United States		7.00%	05/01/26	190	192,436
Total Insurance						423,017
IT Services - 0.6%
Ahead DB Holdings LLC (e)	United States		6.63%	05/01/28	340	304,456
Sabre GLBL, Inc. (e)	United States		7.38%	09/01/25	150	156,880
VM Consolidated, Inc. (e)	United States		5.50%	04/15/29	440	413,857
Total IT Services						875,193
Leisure Products - 0.2%
Vista Outdoor, Inc. (e)	United States		4.50%	03/15/29	295	271,969
Machinery - 0.3%
IMA Industria Macchine Automatiche SpA	Italy		3.75%	01/15/28	EUR 100	103,975
Redwood Star Merger Sub, Inc. (e)	United States		8.75%	04/01/30	400	383,496
Total Machinery						487,471
Media - 1.4%
Cablevision Lightpath LLC (e)	United States		5.63%	09/15/28	415	379,455
Directv Financing LLC (e)	United States		5.88%	08/15/27	435	428,508
DISH DBS Corp. (e)	United States		5.25%	12/01/26	195	186,103
DISH DBS Corp. (e)	United States		5.75%	12/01/28	25	23,703
Gray Television, Inc. (e)	United States		4.75%	10/15/30	160	148,816
iHeartCommunications, Inc.	United States		6.38%	05/01/26	95	97,767
iHeartCommunications, Inc. (e)	United States		5.25%	08/15/27	360	356,587
Scripps Escrow II, Inc. (e)	United States		5.38%	01/15/31	130	124,654
Univision Communications, Inc. (e)	United States		6.63%	06/01/27	145	152,056
Virgin Media Vendor Financing Notes III DAC	United Kingdom		4.88%	07/15/28	GBP 100	124,221
Total Media						2,021,870
Metals & Mining - 1.6%
Arconic Corp. (e)	United States		6.13%	02/15/28	425	427,210
Constellium SE (e)	United States		5.63%	06/15/28	260	261,418
Mineral Resources Ltd. (e)	Australia		8.13%	05/01/27	60	62,119
Vedanta Resources Finance II PLC	India		13.88%	01/21/24	1,600	1,676,000
Total Metals & Mining						2,426,747
Oil, Gas & Consumable Fuels - 2.0%
CITGO Holding, Inc.	United States		9.25%	08/01/24	460	465,138
CITGO Petroleum Corp. (e)	United States		7.00%	06/15/25	360	362,650
Colgate Energy Partners III LLC (e)	United States		5.88%	07/01/29	195	201,380
CrownRock LP (e)	United States		5.63%	10/15/25	240	244,872
CVR Energy, Inc. (e)	United States		5.25%	02/15/25	305	296,577
Hess Midstream Operations LP (e)	United States		5.13%	06/15/28	235	235,306
Hess Midstream Operations LP (e)	United States		5.63%	02/15/26	140	143,847
Strathcona Resources Ltd. (e)	Canada		6.88%	08/01/26	195	196,737
Vine Energy Holdings LLC (e)	United States		6.75%	04/15/29	230	243,940
YPF SA (s)	Argentina		2.50%	06/30/29	758	558,726
Total Oil, Gas & Consumable Fuels						2,949,173
Paper & Forest Products - 0.3%
Mercer International, Inc.	Germany		5.50%	01/15/26	440	443,828
Personal Products - 0.5%
BellRing Brands, Inc. (e)	United States		7.00%	03/15/30	115	117,588
Coty, Inc. (e)	United States		5.00%	04/15/26	215	209,751
Edgewell Personal Care Co. (e)	United States		5.50%	06/01/28	355	353,798
Total Personal Products						681,137
Pharmaceuticals - 0.5%
Bausch Health Companies, Inc. (e)	United States		4.88%	06/01/28	270	258,891
Bausch Health Cos, Inc. (e)	United States		6.13%	02/01/27	190	191,434
Cheplapharm Arzneimittel GmbH	Germany		4.38%	01/15/28	EUR 100	109,658
Gruenenthal GmbH	Germany		4.13%	05/15/28	EUR 100	107,998
Total Pharmaceuticals						667,981
Professional Services - 0.1%
Summer BC Holdco B SARL	Luxembourg		5.75%	10/31/26	EUR 100	112,580
Real Estate Management & Development - 5.7%
CIFI Holdings Group Company Ltd.	China		6.00%	07/16/25	400	334,000
CIFI Holdings Group Company Ltd.	China		6.45%	11/07/24	200	179,000
CIFI Holdings Group Company Ltd. (v)	China	5 Year CMT Rate + 8.57%	5.38%	02/24/23	450	380,475
Country Garden Holdings Company Ltd.	China		4.80%	08/06/30	200	139,500
Country Garden Holdings Company Ltd.	China		7.25%	04/08/26	600	466,500
Crystal Idea Group Ltd.	China		2.25%	10/31/22	HKD 2,000	220,852
Cushman & Wakefield US Borrower LLC (e)	United States		6.75%	05/15/28	210	219,799
Huarong Universe Investment Holding Ltd.	China		1.63%	12/05/22	EUR 1,000	1,037,391
Hunt Companies, Inc. (e)	United States		5.25%	04/15/29	360	343,656
Kennedy-Wilson, Inc.	United States		4.75%	03/01/29	155	149,746
Logan Group Company Ltd.	China		5.75%	01/14/25	200	48,500
Logan Group Company Ltd.	China		6.90%	06/09/24	200	47,500
OWS Cre Funding I LLC (e) (v)	United States	1M US LIBOR + 4.90%	5.36%	09/15/23	2,500	2,496,273
RKPF Overseas Ltd.	China		5.90%	03/05/25	500	397,625
RKPF Overseas Ltd.	China		6.00%	09/04/25	500	400,000
Samhallsbyggnadsbolaget i Norden AB (v)	Sweden	5 Year Swap Rate EUR + 3.22%	2.88%	01/30/71	EUR 100	91,248
Shimao Group Holdings Ltd.	China		4.60%	07/13/30	200	53,500
Shimao Group Holdings Ltd.	China		5.20%	01/16/27	1,210	338,800
Shimao Group Holdings Ltd.	China		5.60%	07/15/26	400	116,000
Shimao Group Holdings Ltd.	China		6.13%	02/21/24	370	114,885
Shui On Development Holding Ltd. (v)	China	5 Year CMT Rate + 7.63%	6.40%	06/20/71	200	195,300
Sino-Ocean Land Treasure IV Ltd.	China		4.75%	08/05/29	410	271,625
Sino-Ocean Land Treasure IV Ltd.	China		4.75%	01/14/30	400	263,000
Total Real Estate Management & Development						8,305,175
Road & Rail - 0.1%
The Hertz Corp. (e)	United States		4.63%	12/01/26	200	187,044
Software - 1.3%
Acuris Finance US, Inc. (e)	United States		5.00%	05/01/28	395	363,752
Brunello Bidco SpA	Italy		3.50%	02/15/28	EUR 100	104,567
Castor SpA (g) (v)	Italy	3M EURIBOR + 5.25%	5.25%	02/15/29	EUR 200	220,643
Cedacri Mergeco SPA (v)	Italy	3M EURIBOR + 4.63%	4.63%	05/15/28	EUR 100	110,114
NCR Corp. (e)	United States		5.13%	04/15/29	15	14,438
NCR Corp. (e)	United States		6.13%	09/01/29	405	406,912
Uber Technologies, Inc. (e)	United States		7.50%	09/15/27	610	651,178
Total Software						1,871,604
Specialty Retail - 0.5%
Academy Ltd. (e)	United States		6.00%	11/15/27	420	430,500
At Home Group, Inc. (e)	United States		4.88%	07/15/28	220	196,243
At Home Group, Inc. (e)	United States		7.13%	07/15/29	65	56,351
eG Global Finance PLC	United Kingdom		6.25%	10/30/25	EUR 100	110,678
Total Specialty Retail						793,772
Technology Hardware, Storage & Peripherals - 0.3%
Xerox Holdings Corp. (e)	United States		5.50%	08/15/28	390	380,749
Textiles, Apparel & Luxury Goods - 0.1%
Afflelou SAS	France		4.25%	05/19/26	EUR 100	108,439
Thrifts & Mortgage Finance - 0.2%
Nationstar Mortgage Holdings, Inc. (e)	United States		5.75%	11/15/31	120	114,658
Nationstar Mortgage Holdings, Inc. (e)	United States		6.00%	01/15/27	140	142,705
Total Thrifts & Mortgage Finance						257,363
Trading Companies & Distributors - 0.7%
Fortress Transportation and Infrastructure Investors LLC (e)	United States		5.50%	05/01/28	350	318,672
Fortress Transportation and Infrastructure Investors LLC (e)	United States		6.50%	10/01/25	20	19,880
Loxam SAS	France		3.75%	07/15/26	EUR 100	109,745
Loxam SAS	France		5.75%	07/15/27	EUR 100	108,482
Unifrax Escrow Issuer Corp. (e)	United States		5.25%	09/30/28	450	418,604
Total Trading Companies & Distributors						975,383
Wireless Telecommunication Services - 0.1%
Matterhorn Telecom SA	Luxembourg		4.00%	11/15/27	EUR 100	108,313
Vodafone Group PLC (v)	United Kingdom	5 Year Swap Rate EUR + 3.23%	3.00%	08/27/80	EUR 100	101,510
Total Wireless Telecommunication Services						209,823
Total CORPORATE BONDS (Cost $51,883,232)						47,391,841
CONVERTIBLE BONDS - 1.3%
Aerospace & Defense - 0.0%
Safran SA	France		0.88%	05/15/27	EUR 8	11,962
Airlines - 0.4%
JetBlue Airways Corp. (e)	United States		0.50%	04/01/26	24	22,451
United Airlines, Inc.	United States	3M US LIBOR + 3.75%	4.50%	04/21/28	499	493,718
Total Entertainment						516,169
Auto Components - 0.1%
Pirelli & C SpA	Italy		0.00%	12/22/25	EUR 100	119,696
Automobiles - 0.0%
Ford Motor Company	United States		0.00%	03/15/26	27	32,049
Banks - 0.0%
JPMorgan Chase Financial Company LLC (e)	United States		0.25%	05/01/23	20	22,000
Biotechnology - 0.1%
Ascendis Pharma A/S (e)	Denmark		2.25%	04/01/28	4	4,113
Exact Sciences Corp.	United States		0.38%	03/15/27	21	19,911
Halozyme Therapeutics, Inc.	United States		0.25%	03/01/27	19	16,649
Insmed, Inc.	United States		0.75%	06/01/28	19	18,411
Ionis Pharmaceuticals, Inc. (e)	United States		0.00%	04/01/26	7	6,546
Travere Therapeutics, Inc.	United States		2.50%	09/15/25	16	16,720
Total Biotechnology						82,350
Communications Equipment - 0.0%
Lumentum Holdings, Inc. (e)	United States		0.50%	06/15/28	10	9,830
Electrical Equipment - 0.0%
Array Technologies, Inc. (e)	United States		1.00%	12/01/28	33	25,196
Electronic Equipment, Instruments & Components - 0.0%
Vishay Intertechnology, Inc.	United States		2.25%	06/15/25	17	16,980
Entertainment - 0.0%
Sea Ltd.	Taiwan		0.25%	09/15/26	10	8,031
Spotify USA, Inc.	United States		0.00%	03/15/26	13	11,143
Total Entertainment						19,174
Equity Real Estate Investment Trusts (REITs) - 0.0%
Pebblebrook Hotel Trust	United States		1.75%	12/15/26	17	19,576
Health Care Equipment & Supplies - 0.0%
Dexcom, Inc.	United States		0.25%	11/15/25	25	28,672
Health Care Providers & Services - 0.0%
Guardant Health, Inc.	United States		0.00%	11/15/27	19	15,335
Health Care Technology - 0.0%
Health Catalyst, Inc.	United States		2.50%	04/15/25	3	3,414
Hotels, Restaurants & Leisure - 0.0%
Airbnb, Inc.	United States		0.00%	03/15/26	14	13,604
Vail Resorts, Inc.	United States		0.00%	01/01/26	32	31,152
Total Hotels, Restaurants & Leisure						44,756
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP (e)	United States		0.00%	11/15/25	24	27,273
Interactive Media & Services - 0.0%
Snap, Inc. (e)	United States		0.13%	03/01/28	12	11,982
Twitter, Inc.	United States		0.00%	03/15/26	9	7,601
Twitter, Inc.	United States		0.25%	06/15/24	5	5,100
Total Interactive Media & Services						24,683
Internet & Direct Marketing Retail - 0.0%
Etsy, Inc. (e)	United States		0.25%	06/15/28	13	11,616
IT Services - 0.1%
Akamai Technologies, Inc.	United States		0.38%	09/01/27	39	45,026
Cloudflare, Inc. (e)	United States		0.00%	08/15/26	4	4,000
DigitalOcean Holdings, Inc. (e)	United States		0.00%	12/01/26	13	10,342
Okta, Inc.	United States		0.38%	06/15/26	8	7,840
Perficient, Inc. (e)	United States		0.13%	11/15/26	6	5,391
Shift4 Payments, Inc.	United States		0.00%	12/15/25	24	25,248
Total IT Services						97,847
Machinery - 0.0%
John Bean Technologies Corp. (e)	United States		0.25%	05/15/26	16	15,448
Metals & Mining - 0.1%
Nippon Steel Corp.	Japan		0.00%	10/05/26	JPY 10,000	88,673
Multi-Utilities - 0.0%
Veolia Environnement SA	France		0.00%	01/01/25	EUR 20	7,579
Other - 0.2%
Wells Fargo Commercial Mortgage Trust 2017-C41 (e)	United States		2.60%	11/17/50	316	232,651
Personal Products - 0.0%
The Beauty Health Co. (e)	United States		1.25%	10/01/26	18	16,420
Pharmaceuticals - 0.0%
Jazz Investments I Ltd.	United States		2.00%	06/15/26	21	25,566
Semiconductors & Semiconductor Equipment - 0.1%
Canadian Solar, Inc. (e)	United States		0.25%	02/15/28	13	14,763
Enphase Energy, Inc. (e)	Canada		2.50%	10/01/25	5	5,925
Jazz Investments I Ltd.	United States		0.00%	03/01/28	10	10,440
SCREEN Holdings Company Ltd.	Japan		0.00%	06/11/25	JPY 10,000	98,571
Wolfspeed, Inc. (e)	United States		0.25%	03/15/26	24	24,495
Total Semiconductors & Semiconductor Equipment						154,194
Software - 0.2%
Alarm.com Holdings, Inc.	United States		0.00%	01/15/26	10	8,500
Avalara, Inc. (e)	United States		0.25%	08/01/26	25	21,450
Bentley Systems, Inc. (e)	United States		0.38%	07/01/27	21	18,333
Bill.com Holdings, Inc. (e)	United States		0.00%	04/01/27	5	4,794
Coupa Software, Inc.	United States		0.38%	06/15/26	11	9,284
Dropbox, Inc.	United States		0.00%	03/01/26	11	10,318
LivePerson, Inc.	United States		0.00%	12/15/26	9	7,178
Nice Ltd.	Israel		0.00%	09/15/25	21	22,142
Nutanix, Inc. (e)	United States		0.25%	10/01/27	18	15,086
Progress Software Corp. (e)	United States		1.00%	04/15/26	20	19,980
Splunk, Inc.	United States		1.13%	09/15/25	25	30,000
Tyler Technologies, Inc.	United States		0.25%	03/15/26	13	14,371
Unity Software, Inc. (e)	United States		0.00%	11/15/26	10	8,243
Total Software						189,679
Specialty Retail - 0.0%
Burlington Stores, Inc.	United States		2.25%	04/15/25	4	4,588
Total CONVERTIBLE BONDS (Cost $1,938,231)						1,863,376
STRUCTURED CREDIT - 24.9% (b)
Collateralized Loan Obligations - 15.8%
Anchorage Capital CLO Ltd. Series 2020-16A, Class DR (e) (v)	Cayman Islands	3M US LIBOR + 3.72%	3.84%	01/19/35	1,500	1,501,275
Anchorage Capital CLO Ltd. Series 2020-16A, Class ER (e) (v)	Cayman Islands	3M US LIBOR + 7.35%	7.47%	01/19/35	1,000	980,003
Anchorage Capital CLO Ltd. Series 2020-8A, Class ER2 (e) (v)	Cayman Islands	3M US LIBOR + 7.35%	7.48%	10/27/34	1,500	1,464,830
Anchorage Credit Funding 3 Ltd. (e) Series 2019-7A, Class E	Cayman Islands		6.85%	04/27/37	1,000	906,183
Columbia Cent CLO Ltd. Series 2018-28A, Class D (e) (v)	Cayman Islands	3M US LIBOR + 6.17%	6.49%	11/07/30	1,000	881,359
Elevation CLO Ltd. Series 2021-14A, Class E (e) (v)	Cayman Islands	3M US LIBOR + 7.20%	7.32%	10/20/34	2,000	1,882,396
ICG US CLO Ltd. Series 2020-1A, Class DR (e) (v)	Cayman Islands	3M US LIBOR + 3.60%	3.72%	01/22/35	1,000	1,001,690
ICG US CLO Ltd. Series 2020-1A, Class ER (e) (v)	Cayman Islands	3M US LIBOR + 7.45%	7.57%	01/22/35	1,000	973,751
Marble Point CLO Ltd. Series 2021-4A, Class E (e) (v)	Cayman Islands	3M US LIBOR + 7.29%	7.38%	01/22/35	2,000	1,927,598
Monroe Capital MML CLO XIII Ltd. Series 2022-1A, Class E (e) (v)	United States	3M SOFR + 8.32%	8.77%	02/24/34	1,000	997,898
OAK Hill European Credit Partners V Designated Activity Co. Series 2016-5A, Class ER (e) (v)	Ireland	3M EURIBOR + 6.37%	6.37%	01/21/35	EUR 1,750	1,857,848
OAK Hill European Credit Partners V Designated Activity Co. Series 2016-5A, Class FR (e) (v)	Ireland	3M EURIBOR + 8.87%	8.87%	01/21/35	EUR 1,000	1,033,362
Palmer Square European CLO Series 2022-1A, Class E (e) (v)	Ireland	3M EURIBOR + 6.36%	6.36%	01/21/35	EUR 1,200	1,247,835
Palmer Square European CLO Series 2020-1A, Class F (e) (v)	Ireland	3M EURIBOR + 8.35%	8.85%	01/21/35	EUR 1,750	1,792,542
Toro European CLO (v) Series 3X, Class ERR	Ireland	3M EURIBOR + 6.30%	6.30%	07/15/34	EUR 1,500	1,576,879
Trimaran Cavu Ltd. Series 2021-3A, Class E (e) (v)	Cayman Islands	3M EURIBOR + 7.37%	7.47%	01/18/35	1,200	1,147,433
Trinitas CLO Ltd. (e) (v) Series 2021-18A, Class E	Cayman Islands	3M EURIBOR + 3.60%	3.85%	01/22/35	2,000	1,959,590
Total Collateralized Loan Obligations						23,132,472
Mortgage-Backed Securities - 9.1% (e)
Benchmark Mortgage Trust 2018-B6, Class E (v)	United States		3.11%	10/12/51	225	179,735
BWAY Mortgage Trust Series 2022-26BW Class E	United States		4.87%	02/10/44	677	591,559
BX Commercial Mortgage Trust Series 2019-IMC Class G (v)	United States	1M US LIBOR + 3.60%	4.00%	04/17/34	1,000	975,128
BX Trust Series 2021-SDMF Class J (v)	United States	1M US LIBOR + 4.03%	4.43%	09/15/34	470	466,730
CD Mortgage Trust Series 2017-CD4 Class D	United States		3.30%	05/12/50	305	257,001
CD Mortgage Trust Series 2017-CD5 Class D	United States		3.35%	08/15/50	489	407,417
CFCRE Commercial Mortgage 2018-TAN Class E	United States		6.45%	02/17/33	225	224,162
Citigroup Commercial Mortgage Trust Series 2021-KEYS Class F (v)	United States	1M US LIBOR + 3.70%	4.10%	10/15/36	741	737,747
CSAIL Commercial Mortgage Trust Series 2017-CX9 Class D (v)	United States		4.14%	09/16/50	190	163,713
DBGS Mortgage Trust Series 2021-W52 Class F (v)	United States	1M US LIBOR + 4.15%	4.55%	10/15/36	1,000	998,438
DBUBS Mortgage Trust Series 2017-BRBK Class F (v)	United States		3.53%	10/12/34	258	243,070
Deephaven Residential Mortgage Trust Series 2022-2 Class B1 (v)	United States		4.34%	03/25/67	229	207,364
GCAT Series 2022-NQM1 Class B1 (v)	United States		4.00%	02/25/67	476	427,800
Great Wolf Trust Series 2019-WOLF, Class F (s) (v)	United States	1M US LIBOR + 3.13%	3.53%	12/15/36	1,298	1,247,595
Hilton USA Trust Series 2016-SFP 6 Class F	United States		6.16%	11/05/35	1,000	994,022
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2021-HTL5 Class F (v)	United States	1M US LIBOR + 4.27%	4.66%	11/15/38	1,084	1,054,129
LAQ 2022-LAQ Mortgage Trust Series 2022-LAQ Class E (v)	United States	1M SOFR + 4.87%	5.13%	03/15/39	552	557,226
MFA 2022-NQM1 Trust Series 2022-NQM1 Class B1 (v)	United States		4.34%	12/25/66	251	230,044
MTN Commercial Mortgage Trust 2022-LPFL Series 2022-LPFL Class F (v)	United States	1M SOFR + 5.29%	5.34%	03/15/39	571	575,480
PRPM LLC Series 2021-10 Class A2 (s)	United States		4.83%	10/25/26	1,000	958,972
SREIT Trust Series 2021-MFP2 Class J (v)	United States	1M US LIBOR + 3.92%	4.31%	11/17/36	1,000	991,997
Western Mortgage Reference Notes Series 2021-CL2 Class M4 (v)	United States	30-Day Average SOFR + 5.35%	5.45%	07/25/59	956	954,073
Total Mortgage-Backed Securities						13,443,402
Total STRUCTURED CREDIT (Cost $37,397,014)						36,575,874
PRIVATE ASSET-BACKED DEBT - 17.0% (b) (f)
Biotechnology - 1.0%
Mesoblast, Inc., First Lien Term Loan (h) (v)	United States		9.75%	11/19/26	1,585	1,426,270
Mesoblast, Inc., First Lien Tranche B Delay Draw Term Loan (h) (v)	United States		9.75%	11/19/26	262	–
Mesoblast, Inc., First Lien Tranche C Delay Draw Term Loan (h) (v)	United States		9.75%	11/19/26	525	–
Total Biotechnology						1,426,270
Commercial Services & Supplies - 1.6%
Kings Buyer LLC First Lien Term Loan (v)	United States	1M US LIBOR + 6.50%	7.50%	10/29/27	2,276	2,241,382
Kings Buyer LLC First Lien Revolver Facility (v)	United States	1M US LIBOR + 6.50%	6.50%	10/29/27	310	107,856
Total Commercial Services & Supplies						2,349,238
Containers & Packaging - 1.2%
ASP-r-pac Acquisition Company LLC First Lien Term Loan (v)	United States	1M US LIBOR + 6.00%	6.00%	12/29/27	1,728	1,698,875
ASP-r-pac Acquisition Company LLC First Lien Revolver Facility (v)	United States	1M US LIBOR + 6.00%	6.00%	12/29/27	206	–
Total Containers & Packaging						1,698,875
Distributors - 1.3%
RelaDyne Second Lien Term Loan (v)	United States	SOFR + 7.75%	7.75%	12/23/29	1,996	1,956,080
Energy Equipment & Services - 1.9%
ProFrac Holdings LLC First Lien Term Loan (v)	United States	1M SOFR + 8.50T	0.40%	03/04/27	2,860	2,802,800
Health Care Equipment & Supplies - 2.0%
Touchstone Acquisition, Inc. First Lien Term Loan (v)	United States	3M LIBOR US + 6.00%	6.75%	12/29/28	3,014	2,953,720
Total Health Care Equipment & Supplies						2,953,720
Health Care Providers & Services - 1.6%
LSL Holdco LLC First Lien Term Loan (v)	United States	1M US LIBOR + 6.00%	6.00%	01/31/28	2,398	2,349,755
LSL Holdco LLC First Lien Revolver Facility (v)	United States	1M US LIBOR + 6.00%	6.00%	01/31/28	266	52,217
Total Health Care Providers & Services						2,401,972
Health Care Technology - 2.3%
Impel Neuropharma, Inc. First Lien Revenue Interest Financing Term Loan (l) (v)	United States		0.00%	02/15/31	1,001	1,001,000
Impel Neuropharma, Inc. First Lien Term Loan (v)	United States	1M SOFR + 8.75%	9.75%	03/17/27	1,001	980,980
Innocoll Pharmaceuticals Ltd First Lien Term Loan	United States		11.00%	01/26/27	1,510	1,447,649
Innocoll Pharmaceuticals Ltd First Lien Tranche B Delay Draw Term Loan (v)	United States		11.00%	01/26/27	465	–
Innocoll Pharmaceuticals Ltd First Lien Tranche C Delay Draw Term Loan (v)	United States		11.00%	01/26/27	465	–
Innocoll Pharmaceuticals Ltd First Lien Tranche D Delay Draw Term Loan (v)	United States		11.00%	01/26/27	465	–
Total Health Care Technology						3,429,629
Hotels, Restaurants & Leisure - 2.4%
PFNY Holdings LLC First Lien Term Loan (v)	United States	1M US LIBOR + 7.00%	7.00%	12/31/26	3,640	3,567,580
PFNY Holdings LLC First Lien Delay Draw Term Loan (v)	United States	1M US LIBOR + 7.00%	7.00%	12/31/26	347	–
PFNY Holdings LLC First Lien Revolver Facility (v)	United States	1M US LIBOR + 7.00%	7.00%	12/31/26	173	–
Total Hotels, Restaurants & Leisure						3,567,580
Software - 1.7%
OEConnection LLC Second Lien Tranche B Term Loan	United States	1M US LIBOR + 7.00%	7.00%	09/25/27	2,499	2,436,525
Total PRIVATE ASSET-BACKED DEBT (Cost $25,021,385)						25,022,689
					Shares	Value (a)
COMMON STOCK - 0.1%
Distributors - 0.1%
RelaDyne (Acquired 12/23/21, Cost $187,703) (f) (n) (r)	United States				2,000	189,480
Total COMMON STOCK (Cost $187,703)						189,480
PREFERRED STOCK - 1.4%
Health Care Technology - 1.4%
athenahealth, Inc. Series A (Acquired 02/15/22, Cost $1,992,289) (f) (r)	United States		10.75%		2,033	2,015,801
Total PREFERRED STOCK (Cost $1,992,289)						2,015,801
WARRANTS - 0.1%
Biotechnology - 0.1%
Mesoblast, Inc., Exercise Price: $7.26, Expiration: 11/19/28 (Acquired 12/20/21, Cost $106,354) (f) (r)	United States				46,443	88,242
Health Care Technology - 0.0%
Innocoll Pharmaceuticals Ltd., Exercise Price: $4.23, Expiration: 01/26/29 (Acquired 01/26/22, Cost $29,807) (f) (r)	United States				12,630	31,196
Total WARRANTS (Cost $136,161)						119,438
MONEY MARKET FUND - 4.9%
First American Government Obligations Fund, X Class (y)	United States		0.22%	12/01/31	7,223,950	7,223,950
Total MONEY MARKET FUND (Cost $7,223,950)						7,223,950
Total Investments - 112.4% (c)
(Cost $170,916,842)						164,950,431
Liabilities in Excess of Other Assets - (12.4)%						(18,252,272)
TOTAL NET ASSETS - 100.0%						$ 146,698,159

The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	Investment holdings denominated in foreign currencies are converted to U.S. Dollars using period end spot rates.

(b)	These investments may be subject to legal restrictions on sales, which as of March 31, 2022, represented 72.4% of the Fund's net assets.

(c)	These securities are pledged as collateral for credit facility.

(d)
As of March 31, 2022, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Investment Type	Total revolving and delayed draw loan commitments (000s)	Less: funded commitments (000s)	Total unfunded commitments (000s)
ASP-r-pac Acquisition Company LLC	First Lien Revolver Facility	$ 206	$ -	206
Baart Programs, Inc.	First Lien Delay Draw Term Loan	722	(377)	344
Baart Programs, Inc.	Second Lien Delay Draw Term Loan	1,246	(404)	842
Innocoll Pharmaceuticals Ltd	First Lien Tranche B Delay Draw Term Loan	465	-	465
Innocoll Pharmaceuticals Ltd	First Lien Tranche C Delay Draw Term Loan	465	-	465
Innocoll Pharmaceuticals Ltd	First Lien Tranche D Delay Draw Term Loan	465	-	465
Kings Buyer LLC	First Lien Revolver Facility	310	(109)	201
LSL Holdco LLC	First Lien Revolver Facility	266	(53)	213
Mesoblast, Inc.	First Lien Tranche B Delay Draw Term Loan	262	-	262
Mesoblast, Inc.	First Lien Tranche C Delay Draw Term Loan	525	-	525
PFNY Holdings LLC	First Lien Delay Draw Term Loan	347	-	347
PFNY Holdings LLC	First Lien Revolver Facility	173	-	173
Total		$ 5,452	$ (943)	$ 4,508

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualiﬁed institutional buyers. As of March 31, 2022, the total value of all such securities was $65,960,001 or 45.0% of net assets.

(f)
Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of March 31, 2022, the total value of all such securities was $28,658,482 or 19.5% of net assets. These securities are characterized as Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using signiﬁcant unobservable inputs.

(g)	These assets are held in the Oaktree Diversified Income Fund (Cayman) Ltd., a Cayman Islands exempted company and wholly-owned subsidiary of the Fund.

(h)	Paid in kind security which may pay interest in additional par.

(l)	Loan or bond was on non-accrual status as of March 31, 2022.

(n)	Non-income producing security

(r)	Securities may be deemed to be “restricted securities” under the Securities Act. As of March 31, 2022.

(s)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of March 31, 2022.

(v)	Variable rate security – Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or ﬂoor.

(y)	The rate quoted is the annualized seven-day yield as of March 31, 2022.

Abbreviations:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment in-kind security
Reg S	Regulation S
SOFR	Secured Overnight Financing Rate

Currencies:
EUR	Euro Currency
GBP	British Pounds
JPY	Japanese Yen
HKD	Hong Kong Dollar
USD	U.S. Dollar

Oaktree Diversified Income Fund Inc
Notes to Consolidated Schedule of Investments
March 31, 2022 (Unaudited)

1.	Organization

Oaktree Diversiﬁed Income Fund Inc. (the “Fund”) was organized as a corporation under the laws of the State of Maryland on June 29, 2021. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversiﬁed, closed-end management investment company that continuously offers its shares of common stock, $0.001 par value per share (the “Common Shares”), and is operated as an “interval fund.” The Fund’s Class D shares commenced operations on November 1, 2021.

The Fund has two classes of shares: Class D and Class T shares. The Fund had applied for, and was granted, exemptive relief (the “Exemptive Relief”) by the Securities and Exchange Commission (the “SEC”) that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. Currently, the Fund is only offering Class D shares.

Oaktree Fund Advisors, LLC (“Oaktree” or the “Adviser”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Fund. Oaktree was founded in April 1995 and is a leader among global investment managers specializing in alternative investments.

Brookﬁeld Public Securities Group LLC (the “Administrator”), a wholly-owned subsidiary of Brookﬁeld Asset Management Inc. (“Brookﬁeld”), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as Administrator to the Fund. In 2019, Brookﬁeld acquired a majority interest in the Adviser.

The Fund’s investment objective is to seek current income and attractive total return. The Fund seeks to achieve its investment objective by investing globally in high-conviction opportunities across Oaktree’s performing credit platform of high-yield bonds, senior loans, structured credit, emerging markets debt and convertibles, inclusive of both public and private credit sectors. High-yield bonds are also referred to as “below-investment grade rated securities” or “junk bonds,” as described in the Fund’s Prospectus. The Fund seeks to add value through three sources: (1) providing exposure to asset classes that require specialized expertise; (2) performing well in each asset class through proprietary, bottom-up and credit research; and (3) allocating capital opportunistically among asset classes based on Oaktree’s assessment of relative value.

Oaktree Diversified Income Fund (Cayman) Ltd. (the “Subsidiary”), a Cayman Islands exempted company and wholly-owned subsidiary of the Fund, was formed on November 11, 2021. The Subsidiary was established for the purpose of investing in certain Regulation S securities. All investments held by the Subsidiary are disclosed in the Consolidated Schedule of Investments.

 2. Signiﬁcant Accounting Policies

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior employees of the Adviser.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reﬂect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other ﬁxed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter ﬁnancial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classiﬁcation of fair value measurements for disclosure purposes.

Observable inputs are inputs that reﬂect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reﬂect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets or liabilities
Level 2 — quoted prices in markets that are not active or other signiﬁcant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)
Level 3 — signiﬁcant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Senior Loans	$-	$43,236,908	$1,311,074	$44,547,982
Corporate Bonds	-	47,391,841	-	47,391,841
Convertible Bonds	-	1,863,376	-	1,863,376
Structured Credit	-	36,575,874	-	36,575,874
Private Asset-Backed Debt	-	-	25,022,689	25,022,689
Common Stocks	-	-	189,480	189,480
Preferred Stock	-	-	2,015,801	2,015,801
Warrants	-	-	119,438	119,438
Money Market Fund	7,223,950	-	-	7,223,950
Total Investments	$7,223,950	$129,067,999	$28,658,482	$164,950,431

Other Financial Instruments(1)	Level 1	Level 2	Level 3	Total
Forward currency contracts	$-	$446,262	$-	$446,262
Swap contracts	-	(106,739)	-	(106,739)
Total	$-	$339,523	$-	$339,523

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value the Level 3 investments as of March 31, 2022.

	Quantitative Information about Level 3 Fair Value Measurements
	Value as of March 31, 2022	Valuation Approach	Valuation Methodology	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input(1)
Senior Loans	$ 1,311,074	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.0%-10.0% (9.5%)	Decrease

Private Asset-Backed Debt	25,022,689	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.7%-14.5% (11.0%)	Decrease

Common Stock	189,480	Market Approach	Comparable Companies	Earnings Multiple	10x - 12x (11x)	Increase

Preferred Stock	2,015,801	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	11.3% - 11.8% (11.6%)	Decrease

Warrants	119,438	Other	Black Scholes	Volatility	65% - 75% (70%)	Increase

Total	$28,658,482

 (1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of the assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Senior Loans	Private Asset-Backed Debt	Common Stock	Preferred Stock	Warrants	Total
Balance as of December 31, 2021	$1,327,206	$11,238,378	$200,000	$-	$-	$12,765,584
Accrued discounts (premiums)	590	18,999	-	-	-	19,589
Realized gain (loss)	169	7,240	-	-	-	7,409
Change in unrealized appreciation (depreciation)	59	(10,722)	1,777	23,512	(16,723)	(2,097)
Purchases at cost	-	13,828,193	(12,297)	1,992,289	136,161	15,944,346
Sales proceeds	(16,950)	(59,399)	-	-	-	(76,349)
Balance as of March 31, 2022	$1,311,074	$25,022,689	$189,480	$2,015,801	$119,438	$28,658,482
Change in unrealized gains or losses relating to assets still held at the reporting	$59	$(10,722)	$1,777	$23,512	$(16,723)	$(2,098)

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

3.	Credit Facility

The Fund has established a Senior Secured Revolving Credit Facility (the “Credit Facility”) in the aggregate principal amount of up to $75,000,000 with Sumitomo Mitsui Banking Corporation for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of London Interbank Offered Rate plus 1.25%
on the amount outstanding and 0.25% on the line of credit that is unused. As of March 31, 2022, the Fund incurred debt issuance costs of $286,168. These costs were recorded as a deferred charge and are being amortized over the two year term of the Credit Facility.

As of March 31, 2022, the Fund had outstanding borrowings of $10,000,000. For the three months ended March 31, 2022, the Fund borrowed an average daily balance of $10,000,000 at a weighted average borrowing cost of 1.63%, and the interest expense amounted to $40,287.